RELATED-PARTY TRANSACTIONS - Schedule of Expenses Incurred with Remuneration Paid or Payable (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Share-based incentive	R$ (20,024)	R$ (57,716)	R$ (80,885)	R$ (70,515)
Key management personnel
Disclosure of transactions between related parties [line items]
Salaries and benefits	8,292	7,799	18,165	16,562
Post-employment benefit	174	174	348	348
Share-based incentive	(20,100)	(56,957)	(80,885)	(68,219)
Total compensation	R$ 28,566	R$ 64,930	R$ 99,398	R$ 85,129